COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments due under non-cancellable operating leases

	Moscow
	headquarters	Other
Payments due in the years ending December 31,	lease	leases	Total	Total
	RUB	RUB	RUB	$
2017	3,807	713	4,520	74.4
2018	4,089	727	4,816	79.4
2019	4,521	608	5,129	84.6
2020	4,038	557	4,595	75.8
2021 and thereafter	1,460	458	1,918	31.6
Total	17,915	3,063	20,978	345.8